Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sunrun Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re:	Sunrun Atlas Issuer 2019-2, LLC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “Sunrun Atlas 2019-2 Data Tape (2019.08.22).xlsx” (the “Data File”), provided by the Company on August 22, 2019, containing certain information related to a pool of 28,345 solar assets (the “Solar Assets”) as of July 15, 2019 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Sunrun Atlas Issuer 2019-2, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•	The term “Solar Asset Contract” means the solar power purchase agreement, solar lease agreement, and/or change order documentation thereto.

•

The term “FICO Schedule” means extracts of the FICO score associated with each Selected Asset (defined below) from the Company’s Servicing System Screenshots, provided by the Company via electronic mail on July 29, 2019.

•	The term “ACH Schedule” means billing type information for each Selected Asset from the Company’s Servicing System Screenshots, provided by the Company via electronic mail on July 29, 2019.

•

The term “Estimated PTO Schedule” means an electronic data file entitled “Non-PTO Schedule.xlsx” provided by the Company on August 23, 2019, containing information on estimated PTO dates for Solar Asset Contracts that had not received PTO Notifications as of the Cut-off Date.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Source Documents” means the following information provided by the Company for each of the Selected Assets:

•	Solar Asset Contract

•	Incentive Claim Form (“ICF”)

•	FICO Schedule

•	ACH Schedule

•	Estimated PTO Schedule

•	Permission To Operate (“PTO”) Notification (“PTO Notification”)

•	Servicing System Screenshots

•	Engineering, Procurement and Construction Agreement (“EPC Agreement”)

•	Installment Plan

•	Performance Based Incentive Contract (“PBI Contract”)

A.

We were instructed by the Company to randomly select 300 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the attributes listed below in the Data File to or using the corresponding information appearing in the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing methodologies and instructions provided by the Company (as applicable), for each of the specified attributes indicated below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Documents/Methodologies/Instructions

Contract ID	Servicing System Screenshots

State of Contract	Solar Asset Contract, EPC Agreement

Product Type	Solar Asset Contract

Zip Code	Solar Asset Contract, EPC Agreement

In-Service Date (PTO Date)	PTO Notification, Estimated PTO Schedule

For purposes of this procedure, the Company instructed us to compare the PTO Date to the date of the ICF for Selected Asset Number 88. The system for this Selected Asset was not turned on until the delivery of the ICF and approval of the incentive.

Attribute	Source Documents/Methodologies/Instructions

System Size (kW)	EPC Agreement, Installment Plan For purposes of this procedure, the Company instructed us to consider the System Size (kW) to be in agreement if it was within .01 kW.

Electrical Utility	PTO Notification, EPC Agreement

Original Term (months)	Solar Asset Contract

Yr 1 Monthly Payment	Solar Asset Contract

FICO Score	FICO Schedule

Contract Type	Solar Asset Contract

Customer Upfront Payment ($)

Solar Asset Contract

For contracts with an Upfront Payment that included sales tax, the Company instructed us to recompute the Customer Upfront Payment as the Price per KwH multiplied by the Total Guaranteed Production (kWh). For purposes of this procedure, the Company instructed us to consider the Customer Upfront Payment ($) to be in agreement if it was within 1%.

First Payment Due Date	Recompute as PTO Date plus 2 months

Last Payment Due Date	Recompute as First Payment Due Date plus Original Term

Payment Frequency	Solar Asset Contract

# of Months Since PTO (Seasoning)	Recompute as the difference between PTO Date and August 31, 2019 in months

Remaining Term of Contract (months)	Recompute as the difference between Original Term and # of Months Since PTO (Seasoning)

Price per kWh

Solar Asset Contract

In the event the Contract Type was listed as “Balanced,” we were instructed by the Company to recompute as Yr 1 Monthly Payment multiplied by 12, divided by the Contracted Annual Production (kWh).

For purposes of this procedure, the Company instructed us to consider the Price per kWh to be in agreement if it was within $0.01.

Monthly Payment / Price per kWh Escalator (%)	Solar Asset Contract

Attribute	Source Documents/Methodologies/Instructions

Contracted Annual Production (kWh)	Solar Asset Contract

Stepdown Product Flag (Y/N)	Servicing System Screenshots

Monthly Payment After Stepdown($)	Servicing System Screenshots We were instructed by the Company to only perform this procedure if the Stepdown Product Flag was “Y.”

Total Guaranteed Production (kWh)	Solar Asset Contract

Contracted Generation Guaranteed (%)	Solar Asset Contract

Performance Guarantee (PeGu) Method	Solar Asset Contract

ACH Payment (Y/N)	ACH Schedule

Installer	EPC Agreement, Installment Plan

Solar Panel Manufacturer	EPC Agreement, Installment Plan

Inverter Manufacturer	EPC Agreement, Installment Plan

Battery Manufacturer	EPC Agreement, Installment Plan

Performance Based Incentive (PBI) Rate	PBI Contract For purposes of this procedure, the Company instructed us to consider the PBI Rate to be in agreement if it was within $0.01.

Performance Based Incentive (PBI) Term	PBI Contract

Sunrun Originated Asset (Y/N)

Solar Asset Contract

For Selected Asset Numbers 2 and 88, the Company informed us that these contracts were originated by an exclusive channel partner of Sunrun. Sunrun and the channel partner are party to a Master Turnkey Agreement, under which the channel partner assigns the projects to Sunrun. For purposes of this procedure, the Company instructed us to consider multi-family contracts originated under this Master Turnkey Agreement to be Sunrun Originated.

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents, except as listed in Exhibit B attached hereto.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Data File, Source Documents, and instructions and methodologies provided by the Company, without verification or evaluation of such information, instructions, and methodologies by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Solar Assets, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements, (ii) the value of collateral securing any such Solar Asset being securitized, (iii) the compliance of the originator of the Solar Asset with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

September 26, 2019

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	1524334633	41	2023747384	81	1320976447
2	1061605370	42	2099690661	82	1062655861
3	1362429823	43	1747063366	83	2041473600
4	1789056848	44	1255754355	84	1386362860
5	1550658347	45	1095476719	85	1772962028
6	2114025717	46	1042338605	86	1835279451
7	2120222993	47	1590408961	87	1255294352
8	1317884474	48	2028439718	88	2121339863
9	2124120903	49	15117c86281	89	1288004442
10	1376542287	50	1277481161	90	1323724613
11	1029945447	51	1144812606	91	1748618573
12	1537147610	52	1562911155	92	1857078097
13	1319583897	53	1663369247	93	1748888326
14	1257640984	54	1097046479	94	2032850324
15	1404561758	55	1946082170	95	2042534920
16	1639653621	56	1479554868	96	1297114962
17	1257877889	57	1842764468	97	1801619521
18	1641712349	58	1933886872	98	1661930758
19	1304081481	59	1660231324	99	1703713205
20	1338292175	60	2126498817	100	1973906031
21	2147075531	61	1499600909	101	1297009257
22	1063129625	62	1615151568	102	1191429376
23	1654769496	63	1677186479	103	1076360541
24	1695776215	64	1206420693	104	1684662941
25	1438809495	65	1574957349	105	1153973447
26	1832371202	66	1656080769	106	1882546663
27	1926610431	67	1318598785	107	1933426071
28	1868074971	68	1154252890	108	1401565110
29	1219318426	69	1653259927	109	1432238513
30	1172939658	70	2046108533	110	1955374651
31	1996869871	71	1266179134	111	1347144661
32	1261182563	72	1919877061	112	1242330003
33	1554008187	73	1303586133	113	2039837547
34	1951800073	74	1876734936	114	1984924830
35	1774260839	75	1453543619	115	1207574983
36	1074026883	76	1746113661	116	1139602310
37	1382601839	77	1301218397	117	1915422816
38	1911764520	78	1320321400	118	1856388936
39	2068549242	79	1944378438	119	1745323395
40	1564132369	80	1273043346	120	1502867635

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121	1042883387	161	1058283068	201	1375985033
122	1517604514	162	1111384884	202	1133921242
123	2040626162	163	1257020955	203	1779382680
124	1639425432	164	1710179021	204	2104174936
125	2086695493	165	1462592150	205	1794534022
126	1018216538	166	1759593526	206	1349303842
127	1409010972	167	1203305598	207	1387534102
128	1650802013	168	1680421638	208	1829399877
129	1255943379	169	1061153237	209	1802943457
130	1901570258	170	1934872273	210	1615174935
131	1482008444	171	1018835734	211	2099056399
132	1805359594	172	1683028553	212	1473290973
133	1686319689	173	1411729280	213	1001027421
134	1510744349	174	1569395085	214	1973013831
135	1769255452	175	1181521769	215	1327888637
136	1897945472	176	1797130581	216	1449383012
137	2029996425	177	1074663246	217	1620635369
138	1972631390	178	1787545037	218	1833929865
139	1117632585	179	1778870144	219	1023635576
140	1651643544	180	1065018000	220	1432301037
141	1014939792	181	2061090801	221	1862025855
142	1643604888	182	1165775131	222	1539634443
143	1967315784	183	1765770988	223	1077608016
144	1883571924	184	1882975033	224	1834544282
145	1996307075	185	2087915589	225	1773119163
146	2012056954	186	1050876688	226	1228883703
147	1607489705	187	2136047293	227	1260409909
148	1284436702	188	1575559796	228	1622941308
149	2080113777	189	1414675665	229	1226162197
150	1294353792	190	2130024131	230	1586026705
151	1863940283	191	1490956346	231	1202200688
152	1803890841	192	1401324778	232	1206649175
153	1917108844	193	1632065568	233	1748072899
154	1630986199	194	1591708771	234	1827337380
155	1298777834	195	1546949500	235	1994387156
156	1141162283	196	1458964727	236	1247096810
157	2114842529	197	2082289959	237	1818684113
158	1240084539	198	1557294548	238	1943052419
159	1890798310	199	1461983361	239	1559661451
160	1851289069	200	1486122639	240	1340237527

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241	1441882970	271	1197866821
242	1527696835	272	1362159917
243	1177411688	273	1035564900
244	1875675499	274	1046194642
245	1006363620	275	1942076044
246	1016965451	276	1382610742
247	2014117930	277	1695790460
248	1480558039	278	1580780461
249	1203580937	279	1022189347
250	1832048448	280	1707047742
251	1828885663	281	1667778590
252	1298879717	282	1842382466
253	1041461295	283	2092679367
254	1746648836	284	1518640797
255	2121990379	285	1252673213
256	1784252790	286	1515824280
257	2036373240	287	1333875984
258	1878783060	288	1171170072
259	1280307491	289	1337615813
260	1751424943	290	1553388227
261	1332125164	291	2135418418
262	2138689212	292	1052954132
263	2069215638	293	1142626640
264	1966194441	294	1031142625
265	1613671759	295	1614996690
266	1130493151	296	1931284665
267	2063767773	297	1447651928
268	1587114011	298	1655489009
269	1672369535	299	1580799303
270	1346477894	300	1369021076

Exhibit B

Exceptions List

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Source Document
44A	1255754355	Total Guaranteed Production (kWh)	128,070	126,974
89A	1288004442	Total Guaranteed Production (kWh)	117,485	115,046
160B	1851289069	Total Guaranteed Production (kWh)	112,562	108,325
281B	1667778590	Total Guaranteed Production (kWh)	130,621	125,705

A KPMG was informed by the Company that the Company researched the differences identified for this attribute for the Selected Asset and confirmed that manual errors were made during data entry.

B KPMG was informed by the Company that the Company researched the differences identified for this attribute for the Selected Asset and confirmed that the Source Document was generated incorrectly.

B-1